SHARE CAPITAL (Tables)	12 Months Ended
May 31, 2019
Disclosure of classes of share capital [Abstract]
Schedule of number and weighted average exercise prices of stock options
		Weighted average
	Outstanding	exercise price
Balance at May 31, 2017	4,100,000	$0.32
Granted	3,400,000	0.58
Exercised	(1,333,333)	0.29
Expired/cancelled	(395,833)	0.55
Balance at May 31, 2018	5,770,834	0.47
Granted	3,050,000	0.77
Exercised	(133,333)	0.36
Balance at May 31, 2019	8,687,501	$0.57

Schedule of range of exercise prices of outstanding share options
	Exercise
Expiry date	price	Outstanding	Exercisable
Jul 15, 2021	$0.21	1,333,334	1,333,334
Nov 15, 2021	0.30	100,000	100,000
Nov 30, 2021	0.33	466,667	466,667
Mar 06, 2022	0.58	412,500	412,500
Jul 31, 2022	0.54	1,825,000	1,825,000
Mar 01, 2023	0.64	1,500,000	1,000,000
Sep 18, 2023	0.73	1,550,000	387,500
Jan 04, 2024	0.81	1,500,000	-
Total		8,687,501	5,525,001

Schedule of warrants activity
		Weighted average
	Outstanding	exercise price
Balance at May 31, 2017	10,514,168	$0.60
Exercised	(2,624,834)	0.49
Balance at May 31, 2018	7,889,334	0.64
Issued	8,032,467	0.94
Exercised	(8,168,011)	0.64
Expired/cancelled	(990,167)	0.67
Balance at May 31, 2019	6,763,623	$0.99

Schedule of range of exercise prices of outstanding warrants
	Exercise
Expiry date	price	Outstanding
Oct 06, 2019	$0.60	1,055,760
Nov 08, 2020	0.85	525,000
Dec 05, 2020	0.85	75,000
Dec 21, 2020	1.17	2,397,675
Jan 04, 2021	1.17	2,243,522
Aug 11, 2021	0.45	383,333
Aug 30, 2021	0.45	83,333
Total		6,763,623

Schedule of pricing model with weighted average assumptions for share option granted
	May 31	May 31
Weighted average:	2019	2018
Risk free interest rate	2.05%	1.65%
Expected dividend yield	2.35%	0.00%
Expected stock price volatility	67%	74%
Expected life in years	5	5
Forfeiture rate	0%	0%